Derivative Financial Instruments - Summary of Credit Exposure of Derivative Financial Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of financial assets [line items]
Notional amount	$ 7,597,195	$ 6,067,092
Credit risk amount	12,771	13,318
Credit equivalent amount	41,021	33,730
Risk Weighted Assets	12,748	10,927
Credit valuation adjustment [member]
Disclosure of financial assets [line items]
Notional amount
Credit risk amount
Credit equivalent amount
Risk Weighted Assets	6,422	3,957
Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	6,136,865	4,787,260
Credit risk amount	4,825	4,053
Credit equivalent amount	7,944	4,958
Risk Weighted Assets	695	1,202
Interest rate contracts [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount	205,283	126,910
Interest rate contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	481,009	443,922
Interest rate contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount	205,283	123,348
Credit risk amount
Credit equivalent amount	10	18
Risk Weighted Assets		1
Interest rate contracts [member] | Futures [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount	205,283	123,348
Interest rate contracts [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amount	132,996	219,841
Credit risk amount	311	32
Credit equivalent amount	93	125
Risk Weighted Assets	55	68
Interest rate contracts [member] | Forward contract [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	305	820
Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	5,714,698	4,361,426
Credit risk amount	4,331	3,951
Credit equivalent amount	7,655	4,760
Risk Weighted Assets	589	1,120
Interest rate contracts [member] | Swaps [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	396,816	364,019
Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	39,321	40,860
Credit risk amount	183	70
Credit equivalent amount	179	44
Risk Weighted Assets	50	10
Interest rate contracts [member] | Options purchased [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount		2,562
Interest rate contracts [member] | Options purchased [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	39,321	38,298
Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	44,567	41,785
Credit risk amount
Credit equivalent amount	7	11
Risk Weighted Assets	1	3
Interest rate contracts [member] | Options written [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount		1,000
Interest rate contracts [member] | Options written [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	44,567	40,785
Foreign exchange and gold contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,250,546	1,045,730
Credit risk amount	4,403	3,083
Credit equivalent amount	17,071	12,151
Risk Weighted Assets	3,878	3,187
Foreign exchange and gold contracts [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount	14,880	15,798
Foreign exchange and gold contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	1,220,004	1,013,305
Foreign exchange and gold contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount	14,880	15,798
Credit risk amount
Credit equivalent amount	253	148
Risk Weighted Assets	5	3
Foreign exchange and gold contracts [member] | Futures [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount	14,880	15,798
Foreign exchange and gold contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	695,454	570,175
Credit risk amount	2,147	1,128
Credit equivalent amount	10,330	7,287
Risk Weighted Assets	2,273	1,660
Foreign exchange and gold contracts [member] | Swaps [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	695,454	570,175
Foreign exchange and gold contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	25,783	16,256
Credit risk amount	472	351
Credit equivalent amount	638	247
Risk Weighted Assets	172	118
Foreign exchange and gold contracts [member] | Options purchased [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	25,783	16,256
Foreign exchange and gold contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	26,716	16,495
Credit risk amount
Credit equivalent amount	16	14
Risk Weighted Assets	3	2
Foreign exchange and gold contracts [member] | Options written [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	26,716	16,495
Foreign exchange and gold contracts [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amount	487,713	427,006
Credit risk amount	1,784	1,604
Credit equivalent amount	5,834	4,455
Risk Weighted Assets	1,425	1,404
Foreign exchange and gold contracts [member] | Spot and forwards [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	472,051	410,379
Other derivative contracts [member]
Disclosure of financial assets [line items]
Notional amount	209,784	234,102
Credit risk amount	3,543	6,182
Credit equivalent amount	16,006	16,621
Risk Weighted Assets	1,753	2,581
Other derivative contracts [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount	86,913	83,987
Other derivative contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	115,406	143,293
Other derivative contracts [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amount	119,962	145,352
Credit risk amount	636	1,423
Credit equivalent amount	6,534	9,707
Risk Weighted Assets	968	1,340
Other derivative contracts [member] | Equity derivatives [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount	56,472	52,335
Other derivative contracts [member] | Equity derivatives [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	63,490	93,017
Other derivative contracts [member] | Credit Derivative [member]
Disclosure of financial assets [line items]
Notional amount	27,034	27,421
Credit risk amount	271	197
Credit equivalent amount	415	304
Risk Weighted Assets	136	59
Other derivative contracts [member] | Credit Derivative [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	19,957	20,800
Other derivative contracts [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amount	62,788	61,329
Credit risk amount	2,636	4,562
Credit equivalent amount	9,057	6,610
Risk Weighted Assets	649	1,182
Other derivative contracts [member] | Commodity and other contracts [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount	30,441	31,652
Other derivative contracts [member] | Commodity and other contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	31,959	29,476
Settled through central counterparties [member]
Disclosure of financial assets [line items]
Notional amount	5,780,776	4,466,572
Credit risk amount
Credit equivalent amount	12,285	6,049
Risk Weighted Assets	258	140
Settled through central counterparties [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount	307,076	226,695
Credit risk amount
Credit equivalent amount	8,110	5,200
Risk Weighted Assets	175	123
Settled through central counterparties [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	5,473,700	4,239,877
Credit risk amount
Credit equivalent amount	4,175	849
Risk Weighted Assets	$ 83	$ 17